Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	ATHM
Entity Registrant Name	Autohome Inc.
Entity Central Index Key	0001527636